Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ 207,025	$ (94,839)	$ (472,495)
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	124,033	(90,334)	(276,776)
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	60,460	(14,850)	(187,561)
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	28,144	11,066	(1,835)
Funds Held - Directly Managed
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (5,612)	$ (721)	$ (6,323)